Consolidated Balance Sheet Detail	12 Months Ended
Dec. 31, 2011
Consolidated Balance Sheet Detail

Note 11. Consolidated Balance Sheet Detail

Accounts receivable allowance for doubtful accounts and reserve for product returns

The allowance for doubtful accounts is comprised of the following activity:

	Year Ended December 31,
	2009	2010	2011
Balance at beginning of period	$277	$332	$976
Charged to Operating expenses	55	798	884
Amount written-off or used	—	(154)	(126)

Balance at end of period	$332	$976	$1,734

The reserve for product returns is comprised of the following activity:

	Year Ended December 31,
	2009	2010	2011
Balance at beginning of period	$389	$877	$715
Charged against Revenue	975	725	2,107
Amount written-off or used	(487)	(887)	(1,594)

Balance at end of period	$877	$715	$1,228

Other current assets

Other current assets consist of the following:

	December 31,
	2010	2011
Loan provided to Zbang	$—	$510
Income tax receivable	1,156	3,622
VAT receivable	866	912
Withholding tax receivable	—	550
Foreign currency contracts	456	161
Other receivables	766	608

Total other current assets	$3,244	$6,363

Property and equipment

The following table summarizes property and equipment by categories for the periods presented:

	December 31,
	2010	2011
Computer equipment	$10,326	$15,053
Office furniture and equipment	3,354	3,458
Vehicles	2,798	3,073
Leasehold improvements	3,459	3,040

Total property and equipment	19,937	24,624
Less: accumulated depreciation and amortization	(9,591)	(12,188)

Total property and equipment, net	$10,346	$12,436

Depreciation and amortization expense were $2,278, $3,152 and $5,348 in financial years 2009, 2010, and 2011, respectively.

As of December 31, 2011, property and equipment with a carrying value of $7,162 have been pledged as collateral to secure the long term debt (Note 9).

Accrued compensation and benefits

Accrued compensation and benefits consist of the following:

	December 31,
	2010	2011
Salary and related benefits	$4,234	$4,232
Accrued vacation	1,029	1,446
Accrued incentive payments	7,251	10,263

Total accrued compensation and benefits	$12,514	$15,941

Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2010	2011
Accrued legal and professional fees	$2,078	$4,707
Accrued marketing	2,634	2,552
Accrued communication services	678	514
Accrued rent and service costs	2,718	671
Accrued license fees	1,206	908
Accrued interest	—	832
Accrued sale commissions, rebates and discounts	1,546	2,006
Accrued customer support fees	256	910
Accrued electronic sales provider fees	811	336
Other accrued expenses	3,133	2,925
Deferred purchase consideration	—	1,911
Contingent purchase consideration	3,159	12,606

Total accrued expenses and other current liabilities	$18,219	$30,878

Other non-current liabilities

Other non-current liabilities consist of the following:

	December 31,
	2010	2011
Deferred rent	$1,374	$2,238
Contingent purchase consideration	—	229
Non-current accrued incentive payments	—	812
Other	100	118

Total other non-current liabilities	$1,474	$3,397